Summary of significant accounting policies (Schedule of contract balance) (Details) - USD ($)	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Contract assets	$ 21,779,221	$ 15,575,829
Customer deposits (note 13)	$ 1,921,851,255	$ 2,040,385,658	$ 438,341,713